Equity (Details) - Schedule of dividends - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Dividends Abstract
Income for the year	R$ 520,100	R$ 317,646
(-) Constitution of legal reserve (5% of net income)	(26,005)	(15,882)
Adjusted profit for the year	494,095	301,764
(-) Mandatory minimum dividends - 25% of adjusted net income	(123,524)	(75,441)
(-) Additional dividends proposed	(196,476)	(184,559)
Proposed dividends	(320,000)	(260,000)
Constitution of reserve for investments and expansion	R$ 174,095	R$ 41,764
Total shares of paid up capital (per thousand shares) (in Shares)	102,377	102,377
(-) Treasury shares (per thousand shares) (in Shares)	(3,533)	(3,185)
(=) Outstanding shares (per thousand shares) (in Shares)	98,844	99,192
Dividend per share (R$) (in Brazil Real per share)	R$ 3.24	R$ 2.62